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AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 29, 2015 TO THE PROSPECTUS FOR STRUCTURED CAPITAL STRATEGIES(R) DATED MAY 1, 2015

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This Supplement modifies certain information in the above-referenced Prospectus
(the "Prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to inform you that on or about June 22, 2015, Choice Segments will be available to Structured Capital Strategies(R) contract owners in Illinois. In addition, for new contracts issued on or about that date, Qualified Plan (Defined Benefit and Defined Contribution) endorsements and the Series C contract option will be available.

To reflect these changes, the "Illinois" section of "Appendix II: State contract availability and/or variations of certain features and benefits" in the Prospectus is replaced in its entirety with the following:

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 STATE    FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
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
ILLINOIS  See "Selecting an annuity payout  You can choose the date annuity
          option" under "Your annuity       payments are to begin, but it
          payout options" in "Accessing     may not be earlier than twelve
          your money"                       months from the contract date.
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




Structured Capital Strategies(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable). Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC.
               1290 Avenue of the Americas, New York, NY 10104.

   Copyright 2015 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                (212) 554-1234

                   IM-33-15 (5/15)                          Cat.# 154129 (5/15)
                   SCS/NB/IF                                            #925410